Intangible Assets, Net	6 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
NOTE 5:-	INTANGIBLE ASSETS, NET

A. Composition:

	June 30, 2024	December 31, 2023	Weighted average amortization
	Unaudited	Audited	period
Cost:
Customer relationship	$1,032	1,032	7-8.84
Suppliers’ relationship*	760	760	8.84
Non-competition	270	270	4
	2,062	2,062
Accumulated amortization and impairments:
Customer relationship	811	793
Suppliers’ relationship	107	64
Non-competition	161	127
	1,079	984

Amortized cost	$983	1,078

B.	Amortization expenses amounting to $95 and $168 were recorded during the period of six months ended June 30, 2024 and the year ended December 31, 2023, respectively.

*	On July 7, 2013, the Company entered into a profit-sharing agreement with Proteus Ltd, providing for the joint market and sale of certain products.

On April 2, 2023, Proteus sold to the Company its share in the joint activity in consideration of $723, of which $138 was paid on signing and the remaining amount is paid in monthly installments during a two-year period. Pursuant to the sale agreement, Proteus will gradually phase out its marketing and sale of the products until the end of 2023.

On May 31, 2023, the Company entered into an agreement with Microwave Ltd. for the purchase of its distribution rights for certain products, in consideration of $38 which was paid at execution date.